Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Event
23. SUBSEQUENT EVENT
NORMAL COURSE ISSUER BID
Subsequent to December 31, 2022, the Company purchased 151,377 Common Shares to satisfy stock-based compensation awards under our existing normal course issuer bid for cash consideration of $8 million.